Schedule of reserves (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Beginning balance		$ 4,989,957	$ 5,117,485	$ (835,478)
Exchange differences arising from foreign operations		3,023	(23,010)	(48,453)
Transfer to retained earnings on historical conversion of notes
Ending balance		3,311,730	4,989,957	5,117,485
Total reserves		2,925,679	2,404,933	5,306,475
Reserve of exchange differences on translation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	[1]	120,770	143,780	192,233
Exchange differences arising from foreign operations	[1]	3,023	(23,010)	(48,453)
Transfer to retained earnings on historical conversion of notes
Ending balance	[1]	123,793	120,770	143,780
Reserve of change in value of time value of options [member]
IfrsStatementLineItems [Line Items]
Beginning balance	[2]	2,284,163	5,021,974	3,603,916
Exchange differences arising from foreign operations
Equity-settled employee benefits	[2]	2,438,604	1,774,645	3,758,700
Equity-settled supplier payments	[2]		146,236	899,992
Warrants	[2]	363,282	363,282	363,282
Transfer to retained earnings on historical conversion of notes
Ending balance	[2]	2,801,886	2,284,163	5,021,974
Reserve of equity component of convertible instruments [member]
IfrsStatementLineItems [Line Items]
Beginning balance			140,721
Exchange differences arising from foreign operations
Convertible notes issued				140,721
Transfer to retained earnings on historical conversion of notes			(140,721)
Ending balance				$ 140,721

[1]	Foreign currency translation reserve
[2]	Share option reserve